Annual Fund Operating Expenses - Voya Global Diversified Payment Fund	Feb. 28, 2021	[1]
Class A
Operating Expenses:
Management Fees		[2]
Distribution and/or Shareholder Services (12b-1) Fees
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses		[3]
Waivers, Reimbursements and Recoupments		[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements
Class C
Operating Expenses:
Management Fees		[2]
Distribution and/or Shareholder Services (12b-1) Fees
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses		[3]
Waivers, Reimbursements and Recoupments		[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements
Class I
Operating Expenses:
Management Fees		[2]
Distribution and/or Shareholder Services (12b-1) Fees
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses		[3]
Waivers, Reimbursements and Recoupments		[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements
Class R
Operating Expenses:
Management Fees		[2]
Distribution and/or Shareholder Services (12b-1) Fees
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses		[3]
Waivers, Reimbursements and Recoupments		[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements
Class R6
Operating Expenses:
Management Fees		[2]
Distribution and/or Shareholder Services (12b-1) Fees
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses		[3]
Waivers, Reimbursements and Recoupments		[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements
Class T
Operating Expenses:
Management Fees		[2]
Distribution and/or Shareholder Services (12b-1) Fees
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses		[3]
Waivers, Reimbursements and Recoupments		[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements
Class W
Operating Expenses:
Management Fees		[2]
Distribution and/or Shareholder Services (12b-1) Fees
Other Expenses
Acquired Fund Fees and Expenses
Total Annual Fund Operating Expenses		[3]
Waivers, Reimbursements and Recoupments		[4]
Total Annual Fund Operating Expenses after Waivers and Reimbursements

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The Fund’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.18% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser.
[3]	Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.16%, 1.91%, 0.85%, 1.41%, 0.85%, 1.16% and 0.91% for Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares, respectively, through March 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.